Investments accounted for using equity method (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Net sales	$ 1,857,593,678	$ 1,822,540,697	$ 1,783,282,337
Net income of year	108,194,856	145,645,660	322,084,531
Other comprehensive income	(53,621,696)	14,310,634	37,112,643
Depreciation and amortization	(109,813,976)	(105,020,934)	(93,289,194)
Joint ventures
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Net sales	186,220,125	124,808,755	70,296,729
Operating result	(17,903,426)	(42,670,725)	(21,173,985)
Net income of year	(17,637,644)	(31,752,130)	(19,886,274)
Other comprehensive income	10,808,355	(49,363,608)	(24,720,721)
Depreciation and amortization	$ (16,209,859)	$ (11,386,595)	$ (2,656,715)